CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2019	Feb. 28, 2019	Feb. 29, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Temporary Equity, Shares Issued	2,328,425	5,654,573	2,328,425	5,654,573	5,662,598	4,964,590
Temporary Equity, Accretion to Redemption Value, Adjustment	$ 7,210	$ 329,376	$ 86,788	$ 695,524	$ 650,811	$ 1,163,534